Supplement to the currently effective statements of additional information of each of the funds listed below:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The Trusts/Corporations that the funds are organized under will also be renamed DWS.

The new Trust/Corporation and fund names will be as follows:

Current Trust/Corporation Name / Current Fund Name	New Trust/Corporation Name / New Fund Name, effective February 6, 2006

Global/International Fund, Inc.	DWS Global/International Fund, Inc.
Scudder Emerging Markets Income Fund	DWS Emerging Markets Fixed Income Fund
Scudder Global Bond Fund	DWS Global Bond Fund
Scudder Global Discovery Fund	DWS Global Opportunities Fund
Scudder Global Fund	DWS Global Thematic Fund
Investment Trust	DWS Investment Trust
Scudder Capital Growth Fund	DWS Capital Growth Fund
Scudder Growth and Income Fund	DWS Growth & Income Fund
Scudder Large Company Growth Fund	DWS Large Company Growth Fund
Scudder S&P 500 Index Fund	DWS S&P 500 Index Fund
Scudder Small Company Stock Fund	DWS Small Cap Core Fund
Scudder Advisor Funds	DWS Advisor Funds
Scudder International Equity Fund	DWS International Equity Fund
Scudder Limited-Duration Plus Fund	DWS Short Duration Plus Fund
Scudder Mid Cap Growth Fund	DWS Mid Cap Growth Fund
Scudder Small Cap Growth Fund	DWS Small Cap Growth Fund
Scudder Advisor Funds II	DWS Advisor Funds II
Scudder EAFE Equity Index Fund	DWS EAFE Equity Index Fund
Scudder U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Scudder Advisor Funds III	DWS Advisor Funds III
Scudder Lifecycle Long Range Fund	DWS Lifecycle Long Range Fund
Scudder Blue Chip Fund	DWS Blue Chip Fund
Scudder Cash Investment Trust	DWS Cash Investment Trust
Scudder Equity Trust	DWS Equity Trust
Scudder-Dreman Financial Services Fund	DWS Dreman Financial Services Fund
Scudder Flag Investors Communications Fund, Inc.	DWS Communications Fund
Scudder Flag Investors Equity Partners Fund, Inc.	DWS Equity Partners Fund
Scudder Flag Investors Value Builder Fund, Inc.	DWS Value Builder Fund
Scudder Funds Trust	DWS Funds Trust
Scudder Short Term Bond Fund	DWS Short Term Bond Fund
Scudder High Income Series	DWS High Income Series
Scudder High Income Fund	DWS High Income Fund
Scudder Income Trust	DWS Income Trust
Scudder GNMA Fund	DWS GNMA Fund
Scudder Institutional Funds	DWS Institutional Funds
Scudder Equity 500 Index Fund	DWS Equity 500 Index Fund
Scudder International Equity Fund Institutional	DWS International Equity Fund Institutional
Scudder Commodity Securities Fund	DWS Commodity Securities Fund
Scudder Inflation Protected Plus Fund	DWS Inflation Protected Plus Fund
Scudder International Fund, Inc.	DWS International Fund, Inc.
Scudder Emerging Markets Fund	DWS Emerging Markets Equity Fund
Scudder Greater Europe Fund	DWS Europe Equity Fund
Scudder International Fund	DWS International Fund
Scudder Latin America Fund	DWS Latin America Equity Fund
Scudder Pacific Opportunities Fund	DWS Pacific Opportunities Equity Fund
Scudder Investors Funds, Inc.	DWS Investors Funds, Inc.
Scudder Japanese Equity Fund	DWS Japan Equity Fund

Scudder MG Investments Trust	DWS Investments Trust
Scudder Fixed Income Fund	DWS Core Fixed Income Fund
Scudder High Income Plus Fund	DWS High Income Plus Fund
Scudder International Select Equity Fund	DWS International Select Equity Fund
Scudder Micro Cap Fund	DWS Micro Cap Fund
Scudder Short Duration Fund	DWS Short Duration Fund
Scudder Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Scudder Money Funds	DWS Money Funds
Scudder Government & Agency Money Fund	DWS Government & Agency Money Fund
Scudder Money Market Fund	DWS Money Market Fund
Scudder Tax-Exempt Money Fund	DWS Tax-Exempt Money Fund
Scudder Money Market Trust	DWS Money Market Trust
Scudder Money Market Series	DWS Money Market Series
Scudder Municipal Trust	DWS Municipal Trust
Scudder High Yield Tax Free Fund	DWS High Yield Tax Free Fund
Scudder Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Scudder Mutual Funds, Inc.	DWS Mutual Funds, Inc.
Scudder Gold and Precious Metals Fund	DWS Gold & Precious Metals Fund
Scudder Pathway Series	DWS Allocation Series
Pathway Conservative Portfolio	DWS Conservative Allocation Fund
Pathway Growth Plus Portfolio	DWS Growth Plus Allocation Fund
Pathway Growth Portfolio	DWS Growth Allocation Fund
Pathway Moderate Portfolio	DWS Moderate Allocation Fund
Scudder Portfolio Trust	DWS Portfolio Trust
Scudder Income Fund	DWS Core Plus Income Fund
Scudder RREEF Securities Trust	DWS RREEF Securities Trust
Scudder RREEF Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Scudder Securities Trust	DWS Securities Trust
Scudder Health Care Fund	DWS Health Care Fund
Scudder Small Company Value Fund	DWS Small Cap Value Fund
Scudder State Tax-Free Income Series	DWS State Tax-Free Income Series
Scudder California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Scudder New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
Scudder State Tax-Free Trust	DWS State Tax Free Trust
Scudder Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Scudder Strategic Income Fund	DWS Strategic Income Fund
Scudder Target Fund	DWS Target Fund
Scudder Retirement Fund Series - VI	DWS Target 2006 Fund
Scudder Retirement Fund Series - VII	DWS Target 2008 Fund
Scudder Target 2010 Fund	DWS Target 2010 Fund
Scudder Target 2011 Fund	DWS Target 2011 Fund
Scudder Target 2012 Fund	DWS Target 2012 Fund
Scudder Target 2013 Fund	DWS Target 2013 Fund
Scudder Target 2014 Fund	DWS Target 2014 Fund
Scudder Tax Free Money Fund	DWS Tax Free Money Fund
Scudder Tax Free Trust	DWS Tax Free Trust
Scudder Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
Scudder Technology Fund	DWS Technology Fund
Scudder Total Return Fund	DWS Balanced Fund
Scudder U.S. Government Securities Fund	DWS U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund	DWS U.S. Treasury Money Fund
Scudder Value Series, Inc.	DWS Value Series, Inc.
Scudder Large Cap Value Fund	DWS Large Cap Value Fund
Scudder-Dreman Concentrated Value Fund	DWS Dreman Concentrated Value Fund
Scudder-Dreman High Return Equity Fund	DWS Dreman High Return Equity Fund
Scudder-Dreman Mid Cap Value Fund	DWS Dreman Mid Cap Value Fund
Scudder-Dreman Small Cap Value Fund	DWS Dreman Small Cap Value Fund
Value Equity Trust	DWS Value Equity Trust
Scudder Select 500 Fund	DWS Enhanced S&P 500 Index Fund
Scudder Tax Advantaged Dividend Fund	DWS Equity Income Fund

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name	New Name, effective February 6, 2006

Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Please Retain this Supplement for Future Reference

January 23, 2006